Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Adoption of ASU 2016-13	Balance, January 01, 2023	Common Stock	Common Stock Balance, January 01, 2023	Surplus	Surplus Balance, January 01, 2023	Retained Earnings	Retained Earnings Adoption of ASU 2016-13	Retained Earnings Balance, January 01, 2023	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Balance, January 01, 2023	Treasury Stock	Treasury Stock Balance, January 01, 2023
Beginning balance at Dec. 31, 2022	$ 127,411	$ (5,581)	$ 121,830	$ 7,284	$ 7,284	$ 71,042	$ 71,042	$ 91,789	$ (5,581)	$ 86,208	$ (31,714)	$ (31,714)	$ (10,990)	$ (10,990)
Increase (Decrease) in Stockholders' Equity
Net income	956							956
Other comprehensive income	17,952										17,952
Share-based compensation expense	42					42
Stock dividend ($0.04 per share)	(1,197)			271		5,734		(6,005)
Cash dividends declared, common stock	(4,695)							(4,695)
Ending balance at Dec. 31, 2023	136,085			7,555		76,818		76,464			(13,762)		(10,990)
Increase (Decrease) in Stockholders' Equity
Net income	18,256							18,256
Other comprehensive income	1,319										1,319
Share-based compensation expense	184					184
Stock dividend ($0.04 per share)	(1,328)
Purchase of treasury stock	(1,116)												(1,116)
Net share-based awards activity	(3)					(145)							142
Cash dividends declared, common stock	(5,178)							(5,178)
Ending balance at Dec. 31, 2024	149,547			7,555		76,857		89,542			(12,443)		(11,964)
Increase (Decrease) in Stockholders' Equity
Net income	23,801							23,801
Other comprehensive income	8,830										8,830
Share-based compensation expense	392					392
Stock dividend ($0.04 per share)	(1,382)
Purchase of treasury stock	(2,838)												(2,838)
Net share-based awards activity	(23)					(421)							398
Cash dividends declared, common stock	(5,480)							(5,480)
Ending balance at Dec. 31, 2025	$ 174,229			$ 7,555		$ 76,828		$ 107,863			$ (3,613)		$ (14,404)